Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time deposits, $100,000 or more	$ 137,433	$ 128,185
Time deposits, $250,000 or more	50,048	38,575
Brokered deposits	$ 46,945	$ 29,738